Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Stockholders' equity:
Common stock, par value	$ 0.15	$ 0.15
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	9,857,112	9,857,112
Treasury stock, shares	1,989,498	1,989,498